Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005443
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%	7.62%	10.12%
Without Sales Load [Member] | C000005444
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%	7.35%	9.85%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%